SCHEDULE OF AMORTIZE INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2021
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets percentage	14.30%
Technology [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets percentage	16.70%
Technology [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets percentage	22.00%
Internal Software [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets percentage	33.00%